DEBT - Senior Notes (Details) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended
	Feb. 28, 2017	Feb. 16, 2017	Feb. 14, 2017	Feb. 28, 2017	Jun. 30, 2013	Mar. 31, 2017	Feb. 08, 2017	Dec. 31, 2016	Jul. 31, 2014
Revolving credit facility
Debt Instrument [Line Items]
Extinguishment of debt				$ 172,000
5.75% Senior Notes
Debt Instrument [Line Items]
Stated interest rate						5.75%	5.75%
Unsecured notes						$ 500,000	$ 500,000
Deferred loan costs							$ 6,800
Default period				30 days
Compliance notice period				30 days
Final judgment				$ 75,000
Percent of principal (at least)				25.00%
5.75% Senior Notes | Redemption period one
Debt Instrument [Line Items]
Percent of principal redeemed				35.00%
Redemption price, expressed as percentage of principal amount				105.75%
5.75% Senior Notes | Redemption period two
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount				104.313%
5.75% Senior Notes | Redemption period three
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount				100.00%
SMP Holdings | Senior Notes Due August 2022
Debt Instrument [Line Items]
Stated interest rate						5.50%
Unsecured notes						$ 300,000		$ 300,000
Deferred loan costs						3,359		3,516
Summit Holdings and Finance Corporation | 7.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes					$ 300,000
Stated interest rate					7.50%
Unsecured notes								$ 300,000
Extinguishment of debt		$ 23,100	$ 276,900
Redemption and call premiums	$ 17,900
Early extinguishment of debt						$ 4,100
Summit Holdings and Finance Corporation | Senior Notes Due August 2022
Debt Instrument [Line Items]
Senior unsecured notes									$ 300,000
Stated interest rate									5.50%
Finance Corp | SMP Holdings
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary					100.00%